UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund:    BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Large Cap Core Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC

Master Large Cap Core Portfolio

Master Large Cap Growth Portfolio

Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap

        Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2016

Date of reporting period: 06/30/2016

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks — 0.1%
Valley National Bancorp	15,000	$136,800
Chemicals — 0.0%
Olin Corp.	1,197	29,733
Food Products — 0.1%
Kraft Heinz Co.	1,800	159,264
Health Care Equipment & Supplies — 0.3%
Cooper Cos., Inc.	850	145,835
Zimmer Biomet Holdings, Inc.	1,300	156,494

		302,329
Health Care Providers & Services — 0.3%
Aetna, Inc.	228	27,846
Anthem, Inc.	166	21,802
Brookdale Senior Living, Inc. (a)	4,390	67,782
Cigna Corp.	1,500	191,985

		309,415
Industrial Conglomerates — 0.2%
Danaher Corp.	1,800	181,800
Oil, Gas & Consumable Fuels — 0.1%
Williams Cos., Inc.	2,900	62,727
Pharmaceuticals — 0.3%
Pfizer, Inc.	8,500	299,285
Real Estate Investment Trusts (REITs) — 0.2%
VEREIT, Inc.	17,000	172,380
Total Common Stocks — 1.6%		1,653,733

Corporate Bonds	Par (000)
Diversified Financial Services — 0.4%
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)	$454	477,267
Food & Staples Retailing — 1.3%
Rite Aid Corp., 6.13%, 4/01/23 (b)	1,250	1,334,375
Hotels, Restaurants & Leisure — 0.5%
Station Casinos LLC, 7.50%, 3/01/21	466	493,377
Media — 1.2%
Neptune Finco Corp., 10.88%, 10/15/25 (b)	918	1,049,384
Univision Communications, Inc., 8.50%, 5/15/21 (b)	230	240,350

		1,289,734
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (b)	225	180,563

Corporate Bonds	Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.88%, 6/15/21 (b)	$771	$786,244
Total Corporate Bonds — 4.3%		4,561,560

Floating Rate Loan Interests (c)
Chemicals — 1.0%
Axiall Corp., Initial Loan, 3.25%, 2/28/22	1,075	1,072,322
Communications Equipment — 1.8%
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22	1,850	1,847,114
Consumer Products — 0.9%
Revlon Consumer Products Corp., Acquisition Term Loan, 3.00%, 10/08/19	997	998,071
Health Care Providers & Services — 1.5%
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan,, 4.25%, 5/25/18	1,596	1,594,091
Total Floating Rate Loan Interests — 5.2%		5,511,598
Total Long-Term Investments (Cost — $11,725,121) — 11.1%		11,726,891

Short-Term Securities
Borrowed Bond Agreements — 2.3% (d)
Citigroup Global Markets, Inc., 0.00%, Open (e) (Purchased on 5/31/16 to be repurchased at $186,533, collateralized by Valeant Pharmaceuticals International, Inc., 6.75% due at 8/15/18, par and fair value of $187,000 and $180,923, respectively)	187	182,802
Citigroup Global Markets, Inc., 0.10%, Open (e) (Purchased on 6/24/16 to be repurchased at $2,266,447, collateralized by EMC Corp., 2.65% due at 6/01/20, par and fair value of $2,367,000 and $2,259,406, respectively)	2,266	2,266,403

		2,449,205

Portfolio Abbreviations
ETF	Exchange-Traded Fund	GBP	British Pound	S&P	Standard & Poor’s
		LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
		OTC	Over-the-Counter	USD	U.S. Dollar

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

Short-Term Securities	Shares	Value
Money Market Funds — 91.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (f)(g)	96,546,602	96,546,602
Total Short-Term Securities (Cost — $98,999,538) — 94.0%		98,995,807
Total Investments Before Borrowed Bonds (Cost — $110,724,659*) — 105.1%		110,722,698

Borrowed Bonds	Par (000)
Corporate Bonds — (2.3)%
EMC Corp., 2.65%, 6/01/20	$2,367	$(2,259,406)
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18	187	(180,923)

		(2,440,329)
Total Borrowed Bonds (Proceeds — $2,405,800) — (2.3)%		(2,440,329)
Total Investments, Net of Borrowed Bonds — 102.8%		108,282,369
Liabilities in Excess of Other Assets — (2.8)%		(2,918,557)

Net Assets — 100.0%		$105,363,812

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$111,231,389

Gross unrealized appreciation	$246,970
Gross unrealized depreciation	(755,661)

Net unrealized depreciation	$(508,691)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end.

(d)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(e)	The amount to be repurchased assumes the maturity will be the day after the period end.

(f)	During the period ended June 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at June 30, 2016	Value at June 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	14,378,507	82,168,095	96,546,602	$96,546,602	$173,384	$985

(g)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
CDX.NA.HY Series 26 Version [1]	5.00%	6/20/21	$1,100	$(13,260)

OTC Total Return Swaps[1]

Reference Entity	Counterparty	Expiration Dates	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity
Equity Securities Long/Short	Citibank N.A.	8/17/16-6/09/17	$8,668,230	$63,061	[2]	$8,737,566
	Citibank N.A.	7/03/17	$(751,861)	(17,699)[3]		(766,671)
	Goldman Sachs & Co.	3/03/17-12/26/17	$11,642,641	126,463	[4]	11,743,643
	Goldman Sachs & Co.	3/02/17	$(654)	260	[5]	(415)
	Morgan Stanley & Co. International PLC	8/29/17-4/23/18	$67,132,885	788,982	[6]	67,909,156
	Morgan Stanley & Co. International PLC	6/01/18-7/11/18	$821,332	(41,118)[7]		780,083
				$919,949		$88,403,362

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-248 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Garban Intercapital Federal Funds Rate Open

Intercontinental Exchange LIBOR:

  GBP 1 Week

  USD 1 Week

U.S. Federal Funds Rate

[2]	Amount includes $(6,275) of net dividends and financing fees.

[3]	Amount includes $(2,889) of net dividends and financing fees.

[4]	Amount includes $25,461 of net dividends and financing fees.

[5]	Amount includes $21 of net dividends and financing fees.

[6]	Amount includes $12,711 of net dividends and financing fees.

[7]	Amount includes $131 of net dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, expiration dates 8/17/16-6/09/17:

	Shares	Value
Reference Entity — Long
Astoria Financial Corp.	59,925	$918,650
Demandware, Inc.	51,198	3,834,730
DreamWorks Animation SKG, Inc., Class A	46,739	1,910,223
Hatteras Financial Corp.	64,971	1,065,524
Humana, Inc.	192	34,537
KLA-Tencor Corp.	16,743	1,226,425
SABMiller PLC	2,831	165,102
Syngenta AG	3,101	238,126
Valspar Corp.	9,553	1,032,011
XenoPort, Inc.	91,610	644,935
Total Reference Entity — Long		11,070,263

	Shares	Value
Reference Entity — Short
Aetna, Inc.	(161)	$(19,663)
Annaly Capital Management, Inc.	(64,282)	(711,602)
Lam Research Corp.	(8,371)	(703,666)
New York Community Bancorp, Inc.	(59,891)	(897,766)
Total Reference Entity — Short		(2,332,697)
Net Value of Reference Entity — Citibank N.A.		$8,737,566

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	3

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A., as of period end, expiration date 7/03/17:

	Shares	Value
Reference Entity — Short
Bank of America Corp.	(1,631)	$(21,643)
Campbell Soup Co.	(1,439)	(95,737)
Consumer Staples Select Sector SPDR Fund	(1,407)	(77,596)
Energy Select Sector SPDR Fund	(963)	(65,715)
Industrial Select Sector SPDR Fund	(751)	(42,026)
iShares U.S. Real Estate ETF	(29)	(2,387)
Johnson & Johnson	(849)	(102,984)
JPMorgan Chase & Co.	(409)	(25,415)
Merck & Co., Inc.	(687)	(39,578)
Mettler-Toledo International, Inc.	(126)	(45,980)
SPDR S&P 500 ETF Trust	(703)	(147,300)
SPDR S&P Regional Banking ETF	(645)	(24,736)
Stryker Corp.	(268)	(32,113)
Waters Corp.	(309)	(43,461)
Total Reference Entity — Short		(766,671)
Net Value of Reference Entity — Citibank N.A.		$(766,671)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co., as of period end, expiration dates 3/03/17-12/26/17:

	Shares	Value
Reference Entity — Long
Cvent, Inc.	13,530	$483,292
DreamWorks Animation SKG, Inc., Class A	109,788	4,487,035
EMC Corp.	3,501	95,122
Envision Healthcare Holdings, Inc.	49,894	1,265,811
Fidelity & Guaranty Life	6,270	145,339
FirstMerit Corp.	2,217	44,939
Ingram Micro, Inc., Class A	7,433	258,520
KLA-Tencor Corp.	6,454	472,755
Rite Aid Corp.	118,835	890,074
Rouse Properties, Inc.	476	8,687
SABMiller PLC	7,607	443,636
St. Jude Medical, Inc.	92,567	7,220,226
Virgin America, Inc.	12,749	716,621
Total Reference Entity — Long		16,532,057

Reference Entity — Short
Abbott Laboratories	(80,629)	(3,169,526)
Amsurg Corp.	(16,665)	(1,292,204)
Huntington Bancshares, Inc.	(3,813)	(34,088)
Lam Research Corp.	(3,216)	(270,337)
VMware, Inc., Class A	(389)	(22,259)
Total Reference Entity — Short		(4,788,414)
Net Value of Reference Entity — Goldman Sachs & Co.		$11,743,643

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co., as of period end, expiration date 3/02/17:

	Shares	Value
Reference Entity — Long
Valley National Bancorp	100	$912

Reference Entity — Short
Bank of America Corp.	(100)	(1,327)
Net Value of Reference Entity — Goldman Sachs & Co.		$(415)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, expiration dates 8/29/17-4/23/18:

	Shares	Value
Reference Entity — Long
Astoria Financial Corp.	199,109	$3,052,341
Avenue Financial Holdings Inc.	1,096	21,536
Axiall Corp.	122,472	3,993,812
Celator Pharmaceuticals, Inc.	20,999	633,750
Cigna Corp.	345	44,156
Columbia Pipeline Group, Inc.	130,509	3,326,674
Cvent, Inc.	8,483	303,013
Demandware, Inc.	15,593	1,167,916
EMC Corp.	238,806	6,488,359
Envision Healthcare Holdings, Inc.	3,359	85,218
Fairchild Semiconductor International, Inc.	78,863	1,565,430
FEI Co.	19,545	2,088,970
Fidelity & Guaranty Life	69,055	1,600,695
First Niagara Financial Group, Inc.	393,189	3,829,661
FirstMerit Corp.	78,188	1,584,871
Hatteras Financial Corp.	171,822	2,817,881
HeartWare International, Inc.	40,997	2,367,577
Humana, Inc.	14,702	2,644,596
inContact, Inc.	190,860	2,643,411
Ingram Micro, Inc., Class A	68,016	2,365,596
KLA-Tencor Corp.	58,984	4,320,578
LinkedIn Corp., Class A	33,178	6,278,937
PrivateBancorp, Inc.	85,918	3,782,969
QLogic Corp.	165	2,432
Rexam PLC	78,474	684,833
Rite Aid Corp.	337,882	2,530,736
SABMiller PLC	225,733	13,164,621
Starwood Hotels & Resorts Worldwide, Inc.	161,626	11,952,243
Suffolk Bancorp	24,900	779,619
Syngenta AG	26,812	2,058,893
Talen Energy Corp.	58,811	796,889
Tyco International PLC	9,901	421,783
Valspar Corp.	22,099	2,387,355
Virgin America, Inc.	49,770	2,797,572
XenoPort, Inc.	50,000	352,000
Total Reference Entity — Long		94,936,923

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Event Driven Equity Fund

	Shares	Value
Reference Entity — Short
Aetna, Inc.	(12,313)	$(1,503,787)
Amsurg Corp.	(1,122)	(87,000)
Annaly Capital Management, Inc.	(170,144)	(1,883,494)
Anthem, Inc.	(171)	(22,459)
Ball Corp.	(3,571)	(258,148)
Canadian Imperial Bank of Commerce	(31,420)	(2,358,699)
Cavium, Inc.	(17)	(656)
Huntington Bancshares, Inc.	(134,486)	(1,202,305)
Johnson Controls, Inc.	(11,386)	(503,944)
KeyCorp	(267,409)	(2,954,869)
Lam Research Corp.	(29,485)	(2,478,509)
Marriott International, Inc., Class A	(129,300)	(8,593,278)
New York Community Bancorp, Inc.	(199,143)	(2,985,155)
People’s United Financial, Inc.	(55,481)	(813,351)
Pinnacle Financial Partners, Inc.	(394)	(19,247)
VMware, Inc., Class A	(23,818)	(1,362,866)
Total Reference Entity — Short		(27,027,767)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$67,909,156

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, expiration dates 6/01/18-7/11/18:

	Shares	Value
Reference Entity — Long
Humana, Inc.	4,600	$827,448
Reference Entity — Short
Citigroup, Inc.	(496)	(21,025)
Dow Chemical Co.	(86)	(4,275)
E I du Pont de Nemours & Co.	(48)	(3,110)
Eastman Chemical Co.	(52)	(3,531)
Materials Select Sector SPDR Fund	(293)	(13,578)
Westlake Chemical Corp.	(43)	(1,846)
Total Reference Entity — Short		(47,365)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$780,083

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	5

Schedule of Investments (concluded)	BlackRock Event Driven Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,653,733	—	—	$1,653,733
Corporate Bonds[1]	—	$4,561,560	—	4,561,560
Floating Rate Loan Interests	—	5,511,598	—	5,511,598
Short-Term Securities:
Borrowed Bond Agreements	—	2,449,205	—	2,449,205
Money Market Funds	96,546,602	—	—	96,546,602
Liabilities:
Investments:
Borrowed Bonds	—	(2,440,329)	—	(2,440,329)

Total	$98,200,335	$10,082,034	—	$108,282,369

Derivative Financial Instruments[2]
Assets:
Equity contracts	—	$978,766	—	$978,766
Liabilities:
Credit contracts	—	(13,260)	—	(13,260)
Equity contracts	—	(58,817)	—	(58,817)

Total	—	$906,689	—	$906,689

[1] See above Schedule of Investments for values in each industry.
[2] Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follow:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for centrally cleared swaps	$59,000	—	—	$59,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(430,000)	—	(430,000)

Total	$59,000	$(430,000)	—	$(371,000)

During the period ended June 30, 2016, there were no transfers between levels.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$1,544,777,778
Total Investments (Cost — $ 1,243,092,556) — 100.1%	1,544,777,778
Liabilities in Excess of Other Assets — (0.1)%	(1,631,768)

Net Assets — 100.0%	$1,543,146,010

Notes to Schedule of Investments

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,544,777,778 and 74.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2016, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	1

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$1,109,582,212
Total Investments (Cost — $881,035,645) — 100.1%	1,109,582,212
Liabilities in Excess of Other Assets — (0.1)%	(711,737)

Net Assets — 100.0%	$1,108,870,475

Notes to Schedule of Investments

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,109,582,212 and 98.7%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2016, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	1

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Large Cap Value Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$645,525,494
Total Investments (Cost — $ 504,628,458) — 100.1%	645,525,494
Liabilities in Excess of Other Assets — (0.1)%	(641,774)

Net Assets — 100.0%	$644,883,720

Notes to Schedule of Investments

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $645,525,494 and 79.8%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2016, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	1

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$163,635,597
Total Investments (Cost — $ 159,219,625) — 100.0%	163,635,597
Liabilities in Excess of Other Assets — 0.0%	(73,337)

Net Assets — 100.0%	$163,562,260

Notes to Schedule of Investments

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $163,635,597 and 20.2%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2016, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	1

Schedule of Investments June 30, 2016 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
L-3 Communications Holdings, Inc.	114,488	$16,794,245
Raytheon Co.	255,820	34,778,729

		51,572,974
Airlines — 2.8%
Delta Air Lines, Inc.	551,900	20,105,717
Southwest Airlines Co.	818,700	32,101,227
United Continental Holdings, Inc. (a)	134,520	5,520,701

		57,727,645
Auto Components — 2.3%
Goodyear Tire & Rubber Co.	556,600	14,282,356
Lear Corp.	325,006	33,072,611

		47,354,967
Banks — 10.6%
Bank of America Corp.	4,199,866	55,732,222
Citigroup, Inc.	542,979	23,016,880
JPMorgan Chase & Co.	1,131,824	70,331,543
SunTrust Banks, Inc.	603,067	24,773,992
U.S. Bancorp	1,172,625	47,291,966

		221,146,603
Beverages — 1.8%
Dr Pepper Snapple Group, Inc.	320,300	30,950,589
Molson Coors Brewing Co., Class B	67,753	6,851,861

		37,802,450
Biotechnology — 4.0%
Amgen, Inc.	274,850	41,818,427
Gilead Sciences, Inc.	489,628	40,844,768

		82,663,195
Building Products — 0.7%
Owens Corning	274,600	14,147,392
Capital Markets — 1.6%
Goldman Sachs Group, Inc.	223,108	33,149,387
Chemicals — 1.0%
Dow Chemical Co.	152,594	7,585,448
Eastman Chemical Co.	180,500	12,255,950

		19,841,398
Communications Equipment — 2.5%
Cisco Systems, Inc.	1,835,620	52,663,938
Construction & Engineering — 0.7%
AECOM (a)	304,538	9,675,172
EMCOR Group, Inc.	91,100	4,487,586

		14,162,758
Consumer Finance — 0.8%
SLM Corp. (a)	2,801,957	17,316,094

Common Stocks	Shares	Value
Containers & Packaging — 1.5%
Avery Dennison Corp.	149,900	$11,205,025
Packaging Corp. of America	305,013	20,414,520

		31,619,545
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	321,940	12,903,355
Flextronics International Ltd. (a)	804,600	9,494,280

		22,397,635
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	83,780	6,625,322
Food & Staples Retailing — 3.9%
CVS Health Corp.	559,925	53,607,219
Walgreens Boots Alliance, Inc.	336,600	28,028,682

		81,635,901
Food Products — 0.9%
Tyson Foods, Inc., Class A	283,090	18,907,581
Health Care Providers & Services — 8.8%
Aetna, Inc.	440,800	53,834,904
Centene Corp. (a)	418,500	29,868,345
Cigna Corp.	214,570	27,462,814
Humana, Inc.	73,100	13,149,228
Laboratory Corp. of America Holdings (a)	167,340	21,799,382
UnitedHealth Group, Inc.	257,500	36,359,000

		182,473,673
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	904,638	39,985,000
Household Durables — 1.7%
DR Horton, Inc.	574,835	18,095,806
Lennar Corp., Class A	198,536	9,152,510
NVR, Inc. (a)	4,048	7,206,816

		34,455,132
Insurance — 2.1%
American International Group, Inc.	375,737	19,872,730
Travelers Cos., Inc.	197,330	23,490,163

		43,362,893
Internet Software & Services — 4.6%
Alphabet, Inc., Class A (a)	57,277	40,296,088
Alphabet, Inc., Class C (a)	62,454	43,224,413
Facebook, Inc., Class A (a)	112,329	12,836,958

		96,357,459
IT Services — 1.9%
Amdocs Ltd.	298,779	17,245,524

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio

Common Stocks	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A (a)	408,600	$23,388,264

		40,633,788
Machinery — 0.4%
WABCO Holdings, Inc. (a)	95,100	8,708,307
Media — 4.3%
Comcast Corp., Class A	1,046,200	68,201,778
Omnicom Group, Inc.	262,170	21,364,233

		89,566,011
Metals & Mining — 0.7%
Rio Tinto PLC — ADR	478,433	14,974,953
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	360,500	16,802,905
Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	124,780	6,644,535
BP PLC — ADR	947,710	33,653,182
Chevron Corp.	233,200	24,446,356
Hess Corp.	181,332	10,898,053
Marathon Oil Corp.	346,700	5,203,967
Statoil ASA — ADR	407,600	7,055,556
Suncor Energy, Inc.	784,000	21,740,320
Valero Energy Corp.	115,500	5,890,500

		115,532,469
Pharmaceuticals — 4.4%
Johnson & Johnson	78,695	9,545,703
Pfizer, Inc.	1,511,790	53,230,126
Teva Pharmaceutical Industries Ltd. — ADR	555,355	27,895,482

		90,671,311
Road & Rail — 0.6%
Norfolk Southern Corp.	140,167	11,932,417
Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	305,370	10,016,136
Lam Research Corp.	426,171	35,823,934
NVIDIA Corp.	147,300	6,924,573

		52,764,643

Common Stocks	Shares	Value
Software — 5.1%
Activision Blizzard, Inc.	1,106,890	$43,866,051
Microsoft Corp.	1,239,100	63,404,747

		107,270,798
Specialty Retail — 5.5%
GNC Holdings, Inc., Class A	326,700	7,935,543
Home Depot, Inc.	376,000	48,011,440
Lowe’s Cos., Inc.	517,400	40,962,558
Ross Stores, Inc.	305,758	17,333,421

		114,242,962
Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.	943,100	90,160,360
EMC Corp.	963,970	26,191,065
Western Digital Corp.	112,110	5,298,319

		121,649,744
Tobacco — 2.6%
Altria Group, Inc.	776,839	53,570,817
Total Long-Term Investments (Cost — $1,630,285,345) — 98.2%		2,045,690,067

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	8,817,121	8,817,121
Total Short-Term Securities (Cost — $8,817,121) — 0.4%		8,817,121
Total Investments (Cost — $1,639,102,466*) — 98.6%		2,054,507,188
Other Assets Less Liabilities — 1.4%		29,206,859

Net Assets — 100.0%		$2,083,714,047

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,643,132,534

Gross unrealized appreciation	$455,070,382
Gross unrealized depreciation	(43,695,728)

Net unrealized appreciation	$411,374,654

(a)	Non-income producing security.

(b)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2015	Net Activity	Shares/Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	29,818,476	(21,001,355)	8,817,121	$8,817,121	$104,114		$500
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	—	7,211	[1]	—
Total				$8,817,121	$111,325		$500

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

(c)	Current yield as of period end.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,045,690,067	—	—	$2,045,690,067
Short-Term Securities	8,817,121	—	—	8,817,121

Total	$2,054,507,188	—	—	$2,054,507,188

[1]	See above Schedule of Investments for values in each industry.

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	3

Schedule of Investments June 30, 2016 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 3.9%
Delta Air Lines, Inc.	331,734	$12,085,070
JetBlue Airways Corp. (a)	186,833	3,093,954
Southwest Airlines Co.	587,041	23,017,878
United Continental Holdings, Inc. (a)	150,930	6,194,167

		44,391,069
Auto Components — 2.3%
Goodyear Tire & Rubber Co.	257,829	6,615,892
Lear Corp.	187,224	19,051,914

		25,667,806
Banks — 2.3%
U.S. Bancorp	527,410	21,270,445
Wells Fargo & Co.	102,300	4,841,859

		26,112,304
Beverages — 2.2%
Dr Pepper Snapple Group, Inc.	251,570	24,309,209
Biotechnology — 5.9%
Amgen, Inc.	223,000	33,929,450
Biogen, Inc. (a)	11,403	2,757,473
Gilead Sciences, Inc.	352,809	29,431,327

		66,118,250
Capital Markets — 0.7%
Goldman Sachs Group, Inc.	55,999	8,320,331
Chemicals — 1.6%
Dow Chemical Co.	138,860	6,902,731
Eastman Chemical Co.	161,022	10,933,394

		17,836,125
Communications Equipment — 1.5%
Cisco Systems, Inc.	574,270	16,475,806
Construction & Engineering — 0.6%
AECOM (a)	228,703	7,265,894
Consumer Finance — 0.9%
SLM Corp. (a)	1,659,452	10,255,413
Containers & Packaging — 2.5%
Avery Dennison Corp.	194,324	14,525,719
Packaging Corp. of America	202,474	13,551,585

		28,077,304
Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	420,110	16,838,009
Energy Equipment & Services — 0.9%
Schlumberger Ltd.	126,523	10,005,439
Food & Staples Retailing — 3.3%
CVS Health Corp.	258,324	24,731,940
Walgreens Boots Alliance, Inc.	148,087	12,331,205

		37,063,145
Food Products — 0.9%
Tyson Foods, Inc., Class A	150,916	10,079,680
Health Care Providers & Services — 9.7%
Aetna, Inc.	218,600	26,697,618
Centene Corp. (a)	239,660	17,104,534
Cigna Corp.	83,188	10,647,232
Laboratory Corp. of America Holdings (a)	104,580	13,623,637
UnitedHealth Group, Inc.	214,120	30,233,744
Universal Health Services, Inc., Class B	82,856	11,110,990

		109,417,755
Household Durables — 2.1%
DR Horton, Inc.	379,008	11,931,172

Common Stocks	Shares	Value
Household Durables (continued)
Lennar Corp., Class A	126,281	$5,821,554
NVR, Inc. (a)	3,322	5,914,290

		23,667,016
Industrial Conglomerates — 0.7%
3M Co.	42,212	7,392,165
Insurance — 1.4%
Travelers Cos., Inc.	135,320	16,108,493
Internet & Catalog Retail — 1.8%
Priceline Group, Inc. (a)	16,340	20,399,019
Internet Software & Services — 8.6%
Alphabet, Inc., Class A (a)	47,825	33,646,322
Alphabet, Inc., Class C (a)	50,434	34,905,371
Facebook, Inc., Class A (a)	243,748	27,855,521

		96,407,214
IT Services — 4.1%
Amdocs Ltd.	174,583	10,076,931
Cognizant Technology Solutions Corp.,
Class A (a)	451,470	25,842,143
Total System Services, Inc.	197,258	10,476,372

		46,395,446
Machinery — 0.4%
WABCO Holdings, Inc. (a)	49,530	4,535,462
Media — 6.0%
Comcast Corp., Class A	664,900	43,344,831
Omnicom Group, Inc.	296,735	24,180,935

		67,525,766
Pharmaceuticals — 2.2%
Merck & Co., Inc.	139,427	8,032,389
Pfizer, Inc.	176,848	6,226,818
Teva Pharmaceutical Industries Ltd. — ADR	208,414	10,468,635

		24,727,842
Semiconductors & Semiconductor Equipment — 3.1%
Lam Research Corp.	229,179	19,264,787
NVIDIA Corp.	322,167	15,145,071

		34,409,858
Software — 6.1%
Activision Blizzard, Inc.	568,643	22,535,322
Microsoft Corp.	904,910	46,304,245

		68,839,567
Specialty Retail — 7.8%
GNC Holdings, Inc., Class A	164,773	4,002,336
Home Depot, Inc.	289,750	36,998,178
Lowe’s Cos., Inc.	325,600	25,777,752
Ross Stores, Inc.	359,585	20,384,874

		87,163,140
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	738,684	70,618,190
EMC Corp.	467,191	12,693,580

		83,311,770
Tobacco — 3.5%
Altria Group, Inc.	563,461	38,856,271
Total Long-Term Investments (Cost — $813,939,397) — 95.9%		1,077,972,568

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	1

Schedule of Investments (continued)	Master Large Cap Growth Portfolio

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	33,153,407	$33,153,407
Total Short-Term Securities (Cost — $33,153,407) — 2.9%		33,153,407

Value
Total Investments (Cost — $847,092,804*) — 98.8%	1,111,125,975
Other Assets Less Liabilities — 1.2%	13,179,159

Net Assets — 100.0%	$1,124,305,134

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$849,656,991

Gross unrealized appreciation	$283,742,437
Gross unrealized depreciation	(22,273,453)

Net unrealized appreciation	$261,468,984

(a)	Non-income producing security.

(b)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2015	Net Activity	Shares/Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	12,025,797	21,127,610	33,153,407	$33,153,407	$87,902		$712
BlackRock Liquidity Series, LLC, Money Market Series	$5,520,537	(5,520,537)	—	—	137,347	[1]	—
Total				$33,153,407	$225,249		$712

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expense, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
199	S&P 500 E-Mini Index	September 2016	USD 20,797,490	$203,609

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,077,972,568	—	—	$1,077,972,568
Short-Term Securities	33,153,407	—	—	33,153,407

Total	$1,111,125,975	—	—	$1,111,125,975

Derivative Financial Instruments[2]
Assets:
Equity contracts	$203,609	—	—	$203,609

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for futures contracts of $836,000 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	3

Schedule of Investments June 30, 2016 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.6%
Raytheon Co.	96,524	$13,122,438
Airlines — 1.7%
Delta Air Lines, Inc.	19,959	727,106
JetBlue Airways Corp. (a)	142,900	2,366,424
Southwest Airlines Co.	163,879	6,425,696
United Continental Holdings, Inc. (a)	97,600	4,005,504

		13,524,730
Auto Components — 3.2%
Goodyear Tire & Rubber Co.	468,416	12,019,555
Lear Corp.	137,008	13,941,934

		25,961,489
Banks — 15.8%
Bank of America Corp.	2,105,578	27,941,020
Citigroup, Inc.	398,466	16,890,974
JPMorgan Chase & Co.	649,488	40,359,184
SunTrust Banks, Inc.	344,046	14,133,410
U.S. Bancorp	593,851	23,950,011
Wells Fargo & Co.	99,359	4,702,661

		127,977,260
Biotechnology — 1.8%
Amgen, Inc.	45,480	6,919,782
Gilead Sciences, Inc.	93,150	7,770,573

		14,690,355
Building Products — 1.2%
Owens Corning	184,328	9,496,579
Capital Markets — 2.0%
Goldman Sachs Group, Inc.	108,009	16,047,977
Chemicals — 1.9%
Dow Chemical Co.	135,329	6,727,205
Eastman Chemical Co.	123,005	8,352,039

		15,079,244
Communications Equipment — 3.3%
Cisco Systems, Inc.	939,052	26,941,402
Construction & Engineering — 0.6%
AECOM (a)	103,446	3,286,479
EMCOR Group, Inc.	38,874	1,914,933

		5,201,412
Consumer Finance — 0.9%
SLM Corp. (a)	1,146,410	7,084,814
Containers & Packaging — 1.0%
Avery Dennison Corp.	111,431	8,329,467
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B (a)	54,817	7,936,953
Diversified Telecommunication Services — 0.9%
AT&T Inc.	160,199	6,922,199
Electric Utilities — 0.7%
FirstEnergy Corp.	161,358	5,633,008
Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	209,582	8,400,047
Flextronics International Ltd. (a)	342,429	4,040,662

		12,440,709
Energy Equipment & Services — 1.8%
Schlumberger Ltd.	156,185	12,351,110
Weatherford International PLC (a)	345,701	1,918,641

		14,269,751

Common Stocks	Shares	Value
Food & Staples Retailing — 3.4%
CVS Health Corp.	154,495	$14,791,351
Walgreens Boots Alliance, Inc.	156,252	13,011,104

		27,802,455
Food Products — 0.9%
Tyson Foods, Inc., Class A	111,148	7,423,575
Health Care Providers & Services — 9.9%
Aetna, Inc.	166,894	20,382,764
Centene Corp. (a)	115,408	8,236,669
Cigna Corp.	73,649	9,426,336
Humana, Inc.	41,764	7,512,508
Laboratory Corp. of America Holdings (a)	72,083	9,390,252
UnitedHealth Group, Inc.	114,411	16,154,833
Universal Health Services, Inc., Class B	68,312	9,160,639

		80,264,001
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	372,641	16,470,732
Household Durables — 2.0%
DR Horton, Inc.	380,431	11,975,968
Lennar Corp., Class A	95,554	4,405,039

		16,381,007
Industrial Conglomerates — 0.9%
General Electric Co.	223,265	7,028,382
Insurance — 3.0%
American International Group, Inc.	217,876	11,523,462
Travelers Cos., Inc.	107,906	12,845,130

		24,368,592
IT Services — 1.0%
Amdocs Ltd.	145,898	8,421,233
Media — 2.7%
Comcast Corp., Class A	341,150	22,239,569
Metals & Mining — 1.0%
Rio Tinto PLC — ADR	248,701	7,784,341
Multi-Utilities — 1.5%
Public Service Enterprise Group, Inc.	192,165	8,956,811
SCANA Corp.	41,467	3,137,393

		12,094,204
Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	41,483	2,208,970
BP PLC — ADR	433,203	15,383,039
Chevron Corp.	163,863	17,177,758
Exxon Mobil Corp.	165,399	15,504,502
Hess Corp.	36,842	2,214,204
Marathon Oil Corp.	104,628	1,570,466
Statoil ASA — ADR	110,600	1,914,486
Suncor Energy, Inc.	550,987	15,278,869
Tesoro Corp.	37,527	2,811,523
Valero Energy Corp.	59,293	3,023,943

		77,087,760
Pharmaceuticals — 6.5%
Johnson & Johnson	71,700	8,697,210
Merck & Co., Inc.	74,894	4,314,643
Mylan NV (a)	45,069	1,948,784
Pfizer, Inc.	750,461	26,423,732
Teva Pharmaceutical Industries Ltd. — ADR	221,371	11,119,465

		52,503,834

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	1

Schedule of Investments (continued)	Master Large Cap Value Portfolio

Common Stocks	Shares	Value
Road & Rail — 0.6%
Norfolk Southern Corp.	54,966	$4,679,256
Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	187,025	6,134,420
Lam Research Corp.	134,374	11,295,478
NVIDIA Corp.	158,588	7,455,222

		24,885,120
Software — 3.1%
Activision Blizzard, Inc.	380,877	15,094,155
Microsoft Corp.	189,852	9,714,727

		24,808,882
Specialty Retail — 1.0%
GNC Holdings, Inc., Class A	204,226	4,960,650
Lowe’s Cos., Inc.	35,269	2,792,247

		7,752,897
Technology Hardware, Storage & Peripherals — 3.6%
Apple Inc.	164,868	15,761,381
EMC Corp.	418,015	11,357,468
Western Digital Corp.	38,360	1,812,894

		28,931,743

Common Stocks	Shares	Value
Tobacco — 2.2%
Altria Group, Inc.	258,365	$17,816,850
Total Long-Term Investments (Cost — $652,831,148) — 98.8%		799,404,220

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	3,272,172	3,272,172
Total Short-Term Securities (Cost — $3,272,172) — 0.4%		3,272,172
Total Investments (Cost — $656,103,320*) — 99.2%		802,676,392
Other Assets Less Liabilities — 0.8%		6,523,623

Net Assets — 100.0%		$809,200,015

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$668,645,258

Gross unrealized appreciation	$157,834,213
Gross unrealized depreciation	(23,803,079)

Net unrealized appreciation	$134,031,134

(a)	Non-income producing security.

(b)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2015	Net Activity	Shares/Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	20,813,175	(17,541,003)	3,272,172	$3,272,172	$31,323		$1,314
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	—	16,404	[1]	—
Total				$3,272,172	$47,727		$1,314

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$799,404,220	—	—	$799,404,220
Short-Term Securities	3,272,172	—	—	3,272,172

Total	$802,676,392	—	—	$802,676,392

[1]	See above Schedule of Investments for values in each industry.

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2016	3

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	August 24, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	August 24, 2016